SECURITIES AVAILABLE FOR SALE (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Securities Available for Sale
Amortized Cost	$ 245,662,380	$ 238,163,241
Gross Unrealized Gains	3,528,265	1,727,873
Gross Unrealized Losses	(2,329,774)	(9,494,818)
Fair Value	246,860,871	230,396,296
U.S. government agencies
Securities Available for Sale
Amortized Cost	61,721,469	73,930,275
Gross Unrealized Gains	1,331	51,000
Gross Unrealized Losses	(1,136,740)	(4,695,333)
Fair Value	60,586,060	69,285,942
States and political subdivisions
Securities Available for Sale
Amortized Cost	86,322,227	91,043,216
Gross Unrealized Gains	3,233,870	1,613,981
Gross Unrealized Losses	(274,768)	(2,473,566)
Fair Value	89,281,329	90,183,631
Mortgage-backed - residential
Securities Available for Sale
Amortized Cost	97,348,684	72,919,750
Gross Unrealized Gains	267,475	43,956
Gross Unrealized Losses	(918,266)	(2,325,919)
Fair Value	96,697,893	70,637,787
Equity
Securities Available for Sale
Amortized Cost	270,000	270,000
Gross Unrealized Gains	25,589	18,936
Fair Value	$ 295,589	$ 288,936